SCHEDULE OF NUMBER AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF OUTSTANDING WARRANTS (Details) (Parenthetical) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrants exercised		1,236,408
Warrants expiring October 16, 2023 [member]
IfrsStatementLineItems [Line Items]
Warrants exercised	100,000
Warrants expired	543,299